Benefit Plans and Stock-Based Compensation - Additional Information (Detail)	12 Months Ended				12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended
	Mar. 30, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 26, 2011 USD ($)	Mar. 27, 2010	Mar. 30, 2013 Stock appreciation rights [Member] USD ($)	Mar. 31, 2012 Stock appreciation rights [Member] USD ($)	Mar. 26, 2011 Stock appreciation rights [Member] USD ($)	Mar. 26, 2011 Amended Stock Option Plan [Member] USD ($)	Mar. 30, 2013 Options Outstanding [Member] USD ($)	Mar. 31, 2012 Options Outstanding [Member] USD ($)	Mar. 30, 2013 Mayors Stock Option Plan [Member]	Mar. 30, 2013 Mayors Stock Option Plan [Member]	Mar. 31, 2012 Mayors Stock Option Plan [Member]	Mar. 26, 2011 Mayors Stock Option Plan [Member]	Mar. 27, 2010 Mayors Stock Option Plan [Member]	Mar. 30, 2013 Employee Stock Purchase Plans [Member]	Mar. 31, 2012 Employee Stock Purchase Plans [Member]	Mar. 26, 2011 Employee Stock Purchase Plans [Member]	Mar. 30, 2013 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 31, 2012 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 26, 2011 Profit Sharing 401 K Plan [Member] USD ($)	Mar. 30, 2013 2003 Credit Facility [Member] USD ($) Y	Mar. 30, 2013 2003 Credit Facility [Member] CAD	Mar. 30, 2013 Class A voting share [Member] USD ($)	Mar. 31, 2012 Class A voting share [Member] USD ($)	Mar. 26, 2011 Class A voting share [Member] USD ($)	Mar. 30, 2013 Class A voting share [Member] CAD	Mar. 30, 2013 Class A voting share [Member] Employee Stock Purchase Plans [Member]	Mar. 30, 2013 Class A voting share [Member] Chief Executive Officer [Member] USD ($)	Mar. 30, 2013 Birks ESOP [Member] Class A voting share [Member]	Mar. 30, 2013 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member] USD ($)	Mar. 31, 2012 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member]	Mar. 26, 2011 Amended Birks Employee Stock Option Plan [Member] Class A voting share [Member]	Mar. 30, 2013 Long Term Incentive Plan [Member] Class A voting share [Member] USD ($)	Mar. 31, 2012 Long Term Incentive Plan [Member] Class A voting share [Member] USD ($)	Mar. 30, 2013 Long Term Incentive Plan [Member] Class A voting share [Member] Stock appreciation rights [Member]	Mar. 30, 2013 Combined Equity Award Plans [Member] Class A voting share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance of shares																												100,000						900,000			1,304,025
Stock appreciation rights granted																																				72,320
Long term incentive plan stock appreciation rights, weighted average exercise price																																		$ 2.53
Options outstanding	624,618	496,118	323,086	307,761							9,081	9,081	217,746	224,240	269,265														242,944					360,000
Stock options issued																																		130,000	175,000
Vesting period																																		3 years
Exercise price																															$ 1.05			$ 0.89	$ 1.07
Expiration period																																		10 years
Weighted Average Grant Date Fair Value																																		$ 0.79	$ 1.02
Dividend yield																																		0.00%
Expected volatility																																		95.10%	97.80%
Risk free interest rate																																		1.59%	2.19%
Weighted average expected term																																		10 years
Intrinsic value of outstanding options																								$ 0
Unrecognized compensation, non-vested portion of stock option																								127,000
Total compensation Cost for recognized earning																								118,000	79,000	19,000
Employee stock option description																														Birks ESOP
Options granted	15,000																														6,674	8,174	10,142
Purchase price Class A voting shares																								$ 7.61			7.73
Exercise price per share																													$ 1.00
Compensation expense					0	0	0	5,000	0	0														0	0	0
Weighted average estimated life					2 years 2 months 12 days						1 year 9 months 18 days	1 year 9 months 18 days
Outstanding stock					21,737
Aggregate intrinsic value					0
Share-based payment arrangements	0	0	0
Outstanding warrants	382,693
Weighted average exercise price	$ 3.42
Warrant expiry date	Aug. 20, 2022
Number of Class A voting shares which could be purchased by Investissement Quebec																						99,428
Exercise price of options																						$ 4.62	4.52
Selling and general administrative expense	110,806,000	118,075,000	107,444,000																			17,000
Year the options expired																						2,011
Common stock purchase percent																												85.00%
Outstanding shares																												99,995
Additional shares issued																0	0	0
Additional shares to be issued under this plan																No additional shares will be issued under this plan
Percentage of employee contribution																			25.00%
Percentage of employee compensation																			4.00%
Company matching contributions after exercise of its right to cancel future matching contributions																			0	0	0
Payment portion of LTCIP value at the end of first three year	0.33
Payment portion of LTCIP value thereafter	0.33
Maximum percentage of CO's total earnings before tax for three years	10.00%
Target incentive compensation level for the first three year cycle	$ 2,067,000
Percentage of total payout capped	200.00%